Omnibus Incentive Compensation Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 23, 2015 shares	Aug. 21, 2014 shares	Jul. 22, 2010 shares	Apr. 29, 2008 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation | $	$ 613	$ 1,156	$ 1,074
Partnerships Omnibus Incentive Compensation Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized (adjusted for the March 2019 Reverse Split) | shares					235,714	114,286	71,429
Partnerships Omnibus Incentive Compensation Plan Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted (adjusted for the March 2019 Reverse Split) | shares				34,286
Number of annual installments				3
Vesting date of remaining awards				Dec. 31, 2018
Partnerships Omnibus Incentive Compensation Plan Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted (adjusted for the March 2019 Reverse Split) | shares				87,143
Number of annual installments				3
Vesting date of remaining awards				Dec. 31, 2018
Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation | $	438	438	439
Non-Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation | $	$ 175	$ 718	$ 635